Note 30 - Accumulated Other Comprehensive Income Accumulated Other Comprehensive Income (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated other comprehensive income abstract
Total Items that will not be reclassified to profit or loss balance	€ (1,183)	€ (1,095)	€ (859)
Actuarial gains or (-) losses on defined benefit pension plans	(1,183)	(1,095)	(859)
Non-current assets and disposal groups classified as held for sale (not reclassified)	0	0	0
Share of other recognized income and expense of investments in subsidiaries, joint ventures and associates	0	0	0
Other adjustments	0	0	0
Total Items that may be reclassified to profit or loss	(7,609)	(4,363)	(2,490)
Hedge of net investments in foreign operations(effective portion)	1	(118)	(274)
Foreign currency translation balance	(9,159)	(5,185)	(3,905)
Hedging derivatives.Cash flow hedges(efffective portion)	(34)	16	(49)
Available-for-sale financial assets balance	1,641	947	1,674	€ 3,816
Debt Instruments	1,557	1,629	1,769
Equity Instruments	84	(682)	(95)
Non-current assets and disposal groups classified as held for sale	(26)	0	0
Share of other recognized income and expense of investments in subsidiaries joint ventures and associates	(31)	(23)	64
Accumulated Other Comprehensive Income	€ (8,792)	€ (5,458)	€ (3,349)